FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

January 11, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 390

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 390 to the Registrant's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the LMCG Global Market Neutral Fund (the "Fund"), a new series of the Registrant. The Fund will offer Institutional Shares and Investor Shares.

The Registrant has elected that this filing be automatically effective on April 1, 2013, pursuant to Rule 485(a)(2) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2025 or by email at lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar

Attachments